UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         8/12/05
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          21
                                               -------------

Form 13F Information Table Value Total:           $623,778
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





















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
        Name of         Title of            Value  Shrs of  SH/   PUT/ Investm Other
         Issuer          Class    CUSIP   (x1000)  PRN AMT  PRN  CALL  DiscretManagerSole SharedNone


AMERICAN STRATEGIC INC ICOM     03009T101      7582  677600             Sole         Sole
AMLI RESIDENTIAL PROPERTSH BEN I001735109     15180  485600             Sole         Sole
ATLANTIC REALTY TRUST   COM     048798102     10586  504088             Sole         Sole
AVALONBAY COMMUNITIES INCOM     053484101     33644  416380             Sole         Sole
BOYKIN LODGING TRUST INCCOM     103430104      9342  697200             Sole         Sole
BRE PROPERTIES          COM     05564E106     44658 1067100             Sole         Sole
FAIRMONT HOTELS & RESORTCOM     305204109     77753 2232361             Sole         Sole
FELCOR LODGING          COM     31430F101     28224 1949159             Sole         Sole
GABLES RESIDENTIAL TRUSTSH BEN I362418105     48044 1111348             Sole         Sole
INTERSTATE HOTELS & RESRCOM     46088S106     10594 2157676             Sole         Sole
MERISTAR HOSPITALITY    COM     58984Y103     10612 1233900             Sole         Sole
POST PROPERTIES INC     COM     737464107     99504 2755579             Sole         Sole
RECKSON ASSOCIATES REALTCOM     75621K106     38301 1141600             Sole         Sole
SHURGARD STORAGE CENTERSCOM     82567D104     91481 1990446             Sole         Sole
SIX FLAGS INC           COM     83001P109      1581  340100             Sole         Sole
SIZELER PROPERTY INVESTOCOM     830137105      3920  296981             Sole         Sole
STRATUS PPTYS INC       COM     863167201      9864  554132             Sole         Sole
SUN COMMUNITIES         COM     866674104     41986 1128971             Sole         Sole
TAUBMAN CENTERS INC     COM     876664103      2553   74900             Sole         Sole
THOMAS PROPERTY GROUP   COM     884453101     33511 2680900             Sole         Sole
URSTADT BIDDLE PROPERTIECOM     917286205      4858  280500             Sole         Sole

